Eaton Vance
Oregon Municipal Income Fund
November 30, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 94.6%
Security	Principal Amount (000's omitted)	Value
Education — 8.6%
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/29	$500	$ 503,345
Oregon State University:
4.00%, 4/1/44	2,000	2,024,200
5.00%, 4/1/45(1)	2,000	2,152,900
University of Oregon:
5.00%, 4/1/48	5,330	5,527,263
5.00%, 4/1/50	2,500	2,648,225
Yamhill County, OR, (George Fox University):
4.00%, 12/1/28	875	890,741
4.00%, 12/1/41	3,005	3,009,538
4.00%, 12/1/51	1,125	1,092,274
		$ 17,848,486
Electric Utilities — 1.3%
Eugene, OR, Electric Utility System Revenue:
5.00%, 8/1/43	$1,040	$ 1,080,019
5.00%, 8/1/49	1,500	1,646,310
		$ 2,726,329
General Obligations — 41.5%
Beaverton School District No. 48J, OR, 5.00%, 6/15/52	$2,370	$ 2,562,871
Bend, OR:
5.00%, 6/1/37	1,445	1,674,336
5.00%, 6/1/43	1,580	1,780,976
Benton County, OR:
4.125%, 6/1/53	1,000	1,013,020
5.00%, 6/1/48	1,000	1,093,540
Canby School District No. 86, OR, 4.00%, 6/15/38	1,170	1,202,608
Cannon Beach, OR:
4.00%, 6/1/54	655	656,841
5.00%, 6/1/49	700	758,611
Centennial School District No. 28Jt, OR, 4.00%, 6/15/39	1,855	1,902,896
Central School District No. 13J, OR, Polk, Marion and Benton Counties, 0.00%, 6/15/38	750	440,753
Clackamas Community College District, OR:
5.00%, 6/15/39	1,245	1,297,340
5.00%, 6/15/40	1,585	1,648,099
Creswell School District No. 40, OR, Lane County:
0.00%, 6/15/38	1,000	551,220
0.00%, 6/15/43	1,000	410,470
David Douglas School District No. 40, OR, Multnomah County, 5.50%, 6/15/53	1,125	1,265,186
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Deschutes Public Library District, OR, 3.00%, 6/1/40	$1,500	$ 1,357,245
Forest Grove School District No. 15, OR, Washington County, 0.00%, 6/15/26	1,865	1,775,219
Hermiston School District No. 8R, OR, 0.00%, 6/15/43	2,660	1,178,593
Hillsboro School District No. 1J, OR, Washington, Multnomah and Yamhill Counties:
5.00%, 6/15/32	2,000	2,100,520
5.00%, 6/15/35	3,135	3,278,458
5.00%, 6/15/37	1,605	1,674,063
Lake Oswego, OR:
5.00%, 6/1/46	1,640	1,832,306
5.00%, 6/1/49	2,790	3,081,806
Molalla River School District No. 35, OR, Clackamas County:
5.00%, 6/15/40	800	903,192
5.00%, 6/15/41	1,000	1,123,750
5.00%, 6/15/43	1,500	1,672,050
North Clackamas School District No. 12, OR, Clackamas County:
5.00%, 6/15/39	1,620	1,716,374
5.00%, 6/15/42	1,000	1,054,270
Oregon:
5.00%, 8/1/42	1,615	1,679,245
5.00%, 5/1/44	6,995	7,446,527
(Liq: JPMorgan Chase Bank, N.A.), 3.25%, 6/1/45(2)	400	400,000
(SPA: U.S. Bank, N.A.), 2.70%, 6/1/39(2)	1,905	1,905,000
(SPA: U.S. Bank, N.A.), 2.70%, 6/1/41(2)	580	580,000
Oregon City School District No. 62, Clackamas County, 5.00%, 6/15/49	6,500	6,786,845
Oregon Coast Community College District:
5.00%, (0.00% until 6/15/25), 6/15/38	500	542,240
5.00%, (0.00% until 6/15/25), 6/15/40	400	429,112
5.00%, (0.00% until 6/15/25), 6/15/42	425	450,164
5.00%, (0.00% until 6/15/25), 6/15/43	250	263,710
5.00%, (0.00% until 6/15/25), 6/15/44	725	762,316
Oregon Elderly and Disabled Housing, 5.65%, 8/1/26	240	240,475
Philomath School District No. 17J, OR, Benton and Polk Counties:
0.00%, 6/15/28	1,000	889,270
0.00%, 6/15/30	700	578,011
Portland, OR, 5.00%, 4/1/41	1,220	1,348,869
Portland, OR, (Transportation Project), 2.00%, 10/1/36	1,265	1,023,764
Puerto Rico:
5.625%, 7/1/29	500	539,750
5.75%, 7/1/31	750	836,618
Redmond Area Park and Recreation District, OR, 5.00%, 6/15/43	1,210	1,337,268

Eaton Vance
Oregon Municipal Income Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Redmond School District No. 2J, OR, Deschutes and Jefferson Counties, 0.00%, 6/15/27	$3,175	$ 2,927,667
Redmond, OR:
5.00%, 6/1/28	605	605,520
5.00%, 6/1/38	1,000	1,068,430
5.00%, 6/1/42	175	192,708
Riverdale School District No. 51J, OR, Multnomah and Clackamas Counties:
0.00%, 6/15/29	1,000	866,100
0.00%, 6/15/30	1,215	1,015,351
St. Helens School District No. 502, OR, 5.00%, 6/15/45	5,075	5,455,523
Washington County School District No. 13 Banks, OR:
0.00%, 6/15/44	3,000	1,263,930
0.00%, 6/15/51	5,000	1,423,050
Winston-Dillard School District No. 116, OR, 0.00%, 6/15/36	435	272,610
Yamhill and Polk Counties School District No. 4-J Amity, OR, 5.00%, 6/15/47	2,000	2,176,220
		$ 86,312,906
Hospital — 12.6%
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.25%, 8/1/49	$3,500	$ 3,775,625
Medford Hospital Facilities Authority, OR, (Asante Health System), 5.00%, 8/15/45	4,500	4,753,170
Oregon Facilities Authority, (PeaceHealth):
5.00%, 11/15/29	1,500	1,501,065
(LOC: U.S. Bank, N.A.), 2.70%, 8/1/34(2)	2,000	2,000,000
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/35	275	290,953
5.00%, 10/1/40	1,750	1,825,827
Oregon Health and Science University:
Green Bonds, 4.00%, 7/1/40	1,520	1,534,942
Green Bonds, 4.00%, 7/1/41	2,605	2,621,568
Green Bonds, 4.00%, 7/1/44	2,100	2,104,536
Oregon State Facilities Authority, (Legacy Health), 5.00%, 6/1/46	2,550	2,580,447
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	3,000	3,146,850
		$ 26,134,983
Housing — 3.5%
Oregon Housing and Community Services Department:
4.60%, 7/1/43	$2,000	$ 2,047,720
4.75%, 1/1/49	1,000	1,029,450
(AMT), 3.45%, 1/1/33	910	873,873
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Oregon Housing and Community Services Department: (continued)
(AMT), 5.15%, 7/1/42	$870	$ 881,580
Oregon Housing and Community Services Department, (Redmond Landing Apartment), (FNMA), 4.33%, 11/1/43	2,445	2,488,301
		$ 7,320,924
Industrial Development Revenue — 1.5%
Oregon Business Development Commission, (Intel Corp.), 3.80% to 6/15/28 (Put Date), 12/1/40	$3,000	$ 3,035,820
		$ 3,035,820
Insured - Electric Utilities — 1.5%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$1,045	$ 1,034,069
(NPFG), 5.25%, 7/1/34	2,120	2,118,262
		$ 3,152,331
Insured - General Obligations — 3.4%
Hermiston, OR, (AGM), 4.00%, 12/1/44	$700	$ 707,105
Lebanon Community School District No. 9, OR, Linn County, (NPFG), 5.50%, 6/15/30	4,000	4,440,320
Newport, OR:
(AGC), 0.00%, 6/1/28	1,000	894,730
(AGC), 0.00%, 6/1/29	1,225	1,058,571
		$ 7,100,726
Lease Revenue/Certificates of Participation — 1.4%
Portland Housing Authority, OR, (Pearl Court LP), 4.625%, 1/1/27	$800	$ 828,840
Portland Housing Authority, OR, (Yards Union Station Project), 4.85%, 5/1/29	2,050	2,051,968
		$ 2,880,808
Senior Living/Life Care — 2.4%
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.375%, 11/15/55	$100	$ 100,443
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza):
4.00%, 12/1/36	3,000	2,780,430
5.00%, 12/1/36	750	752,677
Green Bonds, 1.20%, 6/1/28	55	50,375
Salem Hospital Facility Authority, OR, (Capital Manor):
4.00%, 5/15/40	750	699,023

Eaton Vance
Oregon Municipal Income Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Salem Hospital Facility Authority, OR, (Capital Manor): (continued)
5.00%, 5/15/33	$540	$ 552,344
		$ 4,935,292
Special Tax Revenue — 4.2%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$200	$ 202,196
Oregon Department of Transportation, (Highway User Tax):
5.00%, 11/15/35	1,210	1,321,513
5.00%, 11/15/40	4,630	5,067,350
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,100	2,109,471
		$ 8,700,530
Transportation — 4.5%
Port of Portland, OR, (Portland International Airport):
(AMT), 5.00%, 7/1/34	$1,525	$ 1,606,832
(AMT), 5.00%, 7/1/36	1,265	1,291,894
(AMT), 5.00%, 7/1/44	2,000	2,065,880
Green Bonds, (AMT), 5.25%, 7/1/41	2,325	2,549,316
Green Bonds, (AMT), 5.25%, 7/1/43	1,730	1,883,070
		$ 9,396,992
Water and Sewer — 8.2%
Medford Water Commission, OR:
5.00%, 7/15/49	$3,250	$ 3,579,582
5.00%, 7/15/54	2,575	2,821,942
Portland, OR, Sewer System Revenue:
5.00%, 5/1/38	2,350	2,712,112
5.00%, 5/1/39	550	630,883
Portland, OR, Water System Revenue, 5.00%, 5/1/44	1,000	1,068,940
Tualatin Valley Water District, OR:
5.00%, 6/1/47	1,595	1,766,064
5.00%, 6/1/48	1,000	1,102,750
5.00%, 6/1/54	3,015	3,281,134
		$ 16,963,407
Total Tax-Exempt Municipal Obligations (identified cost $191,843,658)		$196,509,534

Taxable Municipal Obligations — 3.3%
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 1.2%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 2.165%, 11/1/26(3)	$300	$ 285,321
Green Bonds, 2.37%, 11/1/27(3)	1,350	1,260,563
Port of Morrow, OR, (Bonneville Corp.), 2.987%, 9/1/36	1,000	853,120
		$ 2,399,004
General Obligations — 1.0%
Portland, OR, (Veterans Memorial Coliseum), 4.34%, 6/1/29	$2,065	$ 2,080,508
		$ 2,080,508
Insured - Housing — 0.6%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AGM), 1.659%, 7/1/26	$175	$ 165,582
(AGM), 2.255%, 7/1/28	175	158,443
(AGM), 2.579%, 7/1/30	250	218,047
(AGM), 3.508%, 7/1/41	1,000	791,800
		$ 1,333,872
Insured - Special Tax Revenue — 0.5%
Hillsboro Economic Development Council, OR, (AGM), 5.941%, 6/1/43	$1,000	$ 1,030,960
		$ 1,030,960
Total Taxable Municipal Obligations (identified cost $7,150,360)		$ 6,844,344
Total Investments — 97.9% (identified cost $198,994,018)		$203,353,878
Other Assets, Less Liabilities — 2.1%		$ 4,393,957
Net Assets — 100.0%		$207,747,835
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at November 30, 2024.

Eaton Vance
Oregon Municipal Income Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2024, the aggregate value of these securities is $1,748,080 or 0.8% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2024, 6.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 3.7% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FNMA	– Federal National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement
The Fund did not have any open derivative instruments at November 30, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$196,509,534	$ —	$196,509,534
Taxable Municipal Obligations	—	6,844,344	—	6,844,344
Total Investments	$ —	$203,353,878	$ —	$203,353,878
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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